1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Philip T. Hinkle philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

August 23, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Eagle Point Income Company Inc.
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Eagle Point Income Company Inc. (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is the Registrant’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and Amendment No. 24 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. This filing is being made to register securities of the Registrant with a proposed maximum offering price of $750 million and 3,764,580 shares of Common Stock as may be sold from time to time by the selling stockholders identified in the Registration Statement.

Please direct any questions concerning the filing to the undersigned at (202) 261-3460 or Thomas J. Friedmann at (617) 728-7120.

Very truly yours,

/s/ Philip T. Hinkle

Philip T. Hinkle